Other assets, net (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Other assets, net [Abstract]
Accounts receivable	₩ 6,295,129	₩ 5,333,459
Domestic exchange settlement debit	2,973,751	6,123,196
Guarantee deposits	1,158,693	1,167,045
Present value discount	(50,170)	(37,863)
Accrued income	1,624,992	1,342,009
Prepaid expense	163,727	115,583
Suspense payments	63,486	57,691
Sundry assets	53,034	58,347
Separate account assets	3,040,534	2,737,869
Advance payments	219,861	280,301
Unamortized deferred acquisition cost	888,262	975,365
Other	170,338	66,592
Allowances for impairment	(49,679)	(51,186)
Total Other Assets	₩ 16,551,958	₩ 18,168,408